LONGTERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Equity securities without readily determinable fair value
Beginning Balance		¥ 699,747	¥ 180,758
Additions		5,000	437,373
Disposal		(8,750)
Share of profit (loss) in equity method investments	$ (4,231)	(29,455)	(41,143)	¥ 64,701
Impairment loss of investments	(22,250)	(154,898)	(23,140)	0
Unrealized losses recorded in accumulated other comprehensive loss	(14)	(99)	(1,146)	1,071
Impact of exchange rate		2,079	6,755
Change in fair value			1,500
Reclassification of equity securities without readily determinable fair value from equity method investment			96,501
Ending Balance		543,178	699,747	180,758
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	2,337	16,272
Business combinations achieved in stages (Note 3)		(35,040)
Equity method investments
Beginning Balance		219,935	295,225
Additions		161,951	63,718
Disposal		(104,149)	(2,035)
Share of profit (loss) in equity method investments	(4,231)	(29,455)	(41,143)	64,701
Impairment charges	(3,279)	(22,830)	0	0
Unrealized losses recorded in accumulated other comprehensive loss	(14)	(99)	(1,146)	1,071
Impact of exchange rate		139	671
Change in fair value			1,500
Reclassification of equity securities without readily determinable fair value from equity method investment			(96,501)
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	2,337	16,272
Business combinations achieved in stages (Note 3)		(35,040)
Ending Balance		206,823	219,935	295,225
Available for sales investment
Beginning Balance		34,476	33,753
Additions		10,533
Disposal		(35,739)
Share of profit (loss) in equity method investments	(4,231)	(29,455)	(41,143)	64,701
Impairment charges	(3,279)	(22,830)	0	0
Unrealized losses recorded in accumulated other comprehensive loss	(14)	(99)	(1,146)	1,071
Impact of exchange rate		1,272	1,869
Change in fair value			1,500
Reclassification of equity securities without readily determinable fair value from equity method investment			(96,501)
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	2,337	16,272
Business combinations achieved in stages (Note 3)		(35,040)
Ending Balance		10,443	34,476	33,753
Held-to-maturity investment
Beginning balance		0	0
Additions		15,200
Ending balance		15,200	0	0
Long term investments
Beginning Balance		954,158	509,736
Additions		192,684	501,091
Disposal		(148,638)	(2,035)
Share of profit (loss) in equity method investments		(29,455)	(41,143)
Impairment charges		(177,728)	(23,140)
Unrealized losses recorded in accumulated other comprehensive loss		(99)	(1,146)
Impact of exchange rate		3,490	9,295
Change in fair value			1,500
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)		16,272
Business combinations achieved in stages (Note 3)		(35,040)
Ending Balance	$ 111,414	¥ 775,644	¥ 954,158	¥ 509,736